Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,407,033.71
Principal:
Principal Collections	$31,584,438.11
Prepayments in Full	$32,670,445.33
Liquidation Proceeds	$0.00
Recoveries	$0.00

Sub Total	$64,254,883.44

Collections	$69,661,917.15

Purchase Amounts:
Purchase Amounts Related to Principal	$1,346,333.72
Purchase Amounts Related to Interest	$6,264.43

Sub Total	$1,352,598.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$71,014,515.30

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	1
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$71,014,515.30
Servicing Fee	$1,241,826.20	$1,241,826.20	$0.00	$0.00	$69,772,689.10
Interest - Class A-1 Notes	$36,936.67	$36,936.67	$0.00	$0.00	$69,735,752.43
Interest - Class A-2 Notes	$124,821.56	$124,821.56	$0.00	$0.00	$69,610,930.87
Interest - Class A-3 Notes	$173,698.00	$173,698.00	$0.00	$0.00	$69,437,232.87
Interest - Class A-4 Notes	$182,699.25	$182,699.25	$0.00	$0.00	$69,254,533.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,254,533.62
Interest - Class B Notes	$49,168.20	$49,168.20	$0.00	$0.00	$69,205,365.42
Second Priority Principal Payment	$34,259,898.91	$34,259,898.91	$0.00	$0.00	$34,945,466.51
Interest - Class C Notes	$36,677.60	$36,677.60	$0.00	$0.00	$34,908,788.91
Third Priority Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$7,548,788.91
Interest - Class D Notes	$45,197.20	$45,197.20	$0.00	$0.00	$7,503,591.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,503,591.71
Regular Principal Payment	$242,080,101.09	$7,503,591.71	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$71,014,515.30

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$34,259,898.91
Third Priority Principal Payment	$27,360,000.00
Regular Principal Payment	$7,503,591.71

Total	$69,123,490.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$69,123,490.62	$227.60	$36,936.67	$0.12	$69,160,427.29	$227.72
Class A-2 Notes	$0.00	$0.00	$124,821.56	$0.36	$124,821.56	$0.36
Class A-3 Notes	$0.00	$0.00	$173,698.00	$0.44	$173,698.00	$0.44
Class A-4 Notes	$0.00	$0.00	$182,699.25	$0.71	$182,699.25	$0.71
Class B Notes	$0.00	$0.00	$49,168.20	$1.20	$49,168.20	$1.20
Class C Notes	$0.00	$0.00	$36,677.60	$1.34	$36,677.60	$1.34
Class D Notes	$0.00	$0.00	$45,197.20	$1.65	$45,197.20	$1.65

Total	$69,123,490.62	$49.53	$649,198.48	$0.47	$69,772,689.10	$50.00

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	1
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$303,700,000.00	1.0000000	$234,576,509.38	0.7723955
Class A-2 Notes	$347,800,000.00	1.0000000	$347,800,000.00	1.0000000
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,395,480,000.00	1.0000000	$1,326,356,509.38	0.9504662

Pool Information
Weighted Average APR	4.429%	4.396%
Weighted Average Remaining Term	57.14	56.34
Number of Receivables Outstanding	66,120	64,043
Pool Balance	$1,490,191,439.78	$1,424,589,484.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,368,115,126.11	$1,306,500,101.09
Pool Factor	1.0000000	0.9559775
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$21,368,842.27
Yield Supplement Overcollateralization Amount	$118,089,383.52
Targeted Overcollateralization Amount	$124,556,311.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,232,975.23
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	1
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	109	$738.01
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$738.01
Cumulative Net Losses Last Collection Period		$0.00

Cumulative Net Losses for all Collection Periods		$738.01
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.00%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.35%	233	$4,941,308.38
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.35%	233	$4,941,308.38

Repossession Inventory:

Repossessed in the Current Collection Period		5	$131,264.01
Total Repossessed Inventory		5	$131,264.01

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0006%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A